Oil And Gas Properties - Summary of Oil And Gas Properties (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	$ 18,649
At the end of the financial year	[1]	39,919		$ 18,649
Oil and gas assets [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	18,649
At the end of the financial year		39,919		18,649	[1]
Oil and gas assets [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	18,649		15,466
Acquisitions through business combinations	[2]	19,353
Additions		3,824	[3]	2,334	[1]
Disposals at written down value		(45)		(30)	[1]
Depreciation and amortisation		(2,798)		(1,579)	[1]
Completions and transfers		36		1,664	[1]
Impairment reversal	[4]	900		1,058	[1]
Impairment losses	[1],[4]			(10)
Transfer to non-current assets held for sale	[1],[5]			(254)
At the end of the financial year		39,919		18,649	[1]
Oil and gas assets [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	41,313
At the end of the financial year		64,513		41,313	[1]
Oil and gas assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	(22,664)
At the end of the financial year		(24,594)		(22,664)	[1]
Oil and gas assets [member] | Land and buildings [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	739
At the end of the financial year		840		739	[1]
Oil and gas assets [member] | Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	739		749
Acquisitions through business combinations	[2]	64
Disposals at written down value		(3)		(2)	[1]
Depreciation and amortisation		(54)		(51)	[1]
Completions and transfers		7		11	[1]
Impairment reversal	[4]	87		44	[1]
Impairment losses	[1],[4]			(10)
Transfer to non-current assets held for sale	[1],[5]			(2)
At the end of the financial year		840		739	[1]
Oil and gas assets [member] | Land and buildings [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	1,701
At the end of the financial year		1,765		1,701	[1]
Oil and gas assets [member] | Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	(962)
At the end of the financial year		(925)		(962)	[1]
Oil and gas assets [member] | Transferred exploration and evaluation [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	526
At the end of the financial year		481		526	[1]
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	526		431
Disposals at written down value		(10)
Depreciation and amortisation		(107)		(79)	[1]
Completions and transfers		42		108	[1]
Impairment reversal	[4]	30		66	[1]
At the end of the financial year		481		526	[1]
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	1,495
At the end of the financial year		1,538		1,495	[1]
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	(969)
At the end of the financial year		(1,057)		(969)	[1]
Oil and gas assets [member] | Plant and equipment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	12,465
At the end of the financial year		23,057		12,465	[1]
Oil and gas assets [member] | Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	12,465		12,091
Acquisitions through business combinations	[2]	11,952
Additions		(508)	[3]	13	[1]
Disposals at written down value		(32)		(6)	[1]
Depreciation and amortisation		(2,637)		(1,449)	[1]
Completions and transfers		1,034		905	[1]
Impairment reversal	[4]	783		911	[1]
At the end of the financial year		23,057		12,465	[1]
Oil and gas assets [member] | Plant and equipment [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	32,796
At the end of the financial year		45,273		32,796	[1]
Oil and gas assets [member] | Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	(20,331)
At the end of the financial year		(22,216)		(20,331)	[1]
Oil and gas assets [member] | Projects in development [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	4,919
At the end of the financial year		15,541		4,919	[1]
Oil and gas assets [member] | Projects in development [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	4,919		2,195
Acquisitions through business combinations	[2]	7,337
Additions		4,332	[3]	2,321	[1]
Disposals at written down value	[1]			(22)
Completions and transfers		(1,047)		640	[1]
Impairment reversal	[1],[4]			37
Transfer to non-current assets held for sale	[1],[5]			(252)
At the end of the financial year		15,541		4,919	[1]
Oil and gas assets [member] | Projects in development [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	5,321
At the end of the financial year		15,937		5,321	[1]
Oil and gas assets [member] | Projects in development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	(402)
At the end of the financial year		$ (396)		$ (402)	[1]

[1]	Oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.
[2]	Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[3]	Includes $3,904 million of capital additions and $294 million of capitalised borrowing costs offset by $374 million following changes in restoration provision assumptions.
[4]	Refer to Note B.4 for details on impairment losses and impairment reversals.
[5]	Refer to Note B.7 for details on non-current assets held for sale.